Derivative Financial Instruments and Hedge Accounting - Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings (Detail) - Financial assets - derivative financial instruments [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments for interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	£ 5	£ 12
Change in fair value of hedging instrument used to determine hedge ineffectiveness	(5)
Nominal amounts of hedging instruments	168	354
Derivative financial instruments for currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	24	44
Change in fair value of hedging instrument used to determine hedge ineffectiveness	(20)	19
Nominal amounts of hedging instruments	£ 168	£ 354